Note 7 - Deposits (Details) - Maturities of Time Deposits (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Maturities of Time Deposits [Abstract]
2015	$ 105,760
2016	14,575
2017	10
2018	258
2019	40
$ 120,643